Document and Entity Information	Nov. 27, 2020
Cover [Abstract]
Entity Registrant Name	WATERS CORP /DE/
Security Exchange Name	NYSE
Amendment Flag	true
Entity Central Index Key	0001000697
Document Type	8-K/A
Document Period End Date	Nov. 27, 2020
Entity Incorporation State Country Code	DE
Entity File Number	01-14010
Entity Tax Identification Number	13-3668640
Entity Address, Address Line One	34 Maple Street
Entity Address, City or Town	Milford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01757
City Area Code	(508)
Local Phone Number	478-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	WAT
Entity Emerging Growth Company	false
Amendment Description	(c) As previously reported by Waters Corporation (the “Company”) in a Current Report on Form 8-K filed with the Securities and Exchange Commission on December 3, 2020 (the “Initial Form 8-K”), the Company’s board of directors (the “Board”) appointed Michael Silveira to serve as the Company’s Chief Financial Officer on an interim basis, effective January 1, 2021. This amendment to the Initial Form 8-K is being filed to report that, on December 9, 2020, the compensation committee of the Board approved additional cash compensation for Mr. Silveira commencing January 1, 2021 and for so long as he continues to serve as interim Chief Financial Officer in the form of a cash stipend of $6,000 per Company pay period to compensate him for such role.